COMMITMENTS AND CONTINGENCIES - Senior Secured Term Notes (Details) - USD ($)			12 Months Ended
	Feb. 12, 2015	Jan. 29, 2015	Dec. 31, 2016	Dec. 31, 2015
Debt
Warrant issued in conjunction with debt financing			$ 50	$ 318,679
Fortress
Debt
Warrant term		5 years
Warrant to purchase (in shares)		100,000
Exercise price (in dollars per share)		$ 7.44
Issue common stock (in shares)		134,409
Additional amount	$ 5,000,000
Fortress | Warrants
Debt
Common Stock Percentage to trigger warrant exercise		4.99
Warrant issued in conjunction with debt financing		$ 318,679
Senior Secured Notes | Fortress
Debt
Principal amount of debt		15,000,000
Monetization net revenues		$ 15,000,000
Unamortized discount			$ 1,425,167	$ 2,150,263
Initial Note | Fortress
Debt
Note term		42 months
Interest rate on paid-in-kind interest (as a percent)		2.75%
LIBOR | Initial Note | Fortress
Debt
Interest rate		LIBOR
Spread (as a percent)		9.75%